Subsequent Event - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Mar. 24, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($) $ / shares	Mar. 19, 2020 $ / shares	Mar. 12, 2019 $ / shares	Apr. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent Event [Line Items]
Stock repurchased during period value | ¥						¥ 330,207
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend record date		Apr. 13, 2021
Ex-dividend date		Apr. 12, 2021
Subsequent Event [Member] | Preferred Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Consideration of preferred share purchase | $					$ 46.0
Subsequent Event [Member] | ADR [Member]
Subsequent Event [Line Items]
Stock repurchased during period shares | shares	3,630
Stock repurchased during period value | $	$ 49.5
Shares issued price per share	$ 13.63
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable | $		$ 132.0
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend payable date			Apr. 30, 2020	Apr. 30, 2019
Dividend record date			Apr. 08, 2020	Apr. 05, 2019
Ex-dividend date			Apr. 07, 2020	Apr. 04, 2019
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable date		Apr. 30, 2021
American Depository Shares [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividend amount per share			$ 0.76	$ 0.62
American Depository Shares [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share		$ 0.64
Common Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividend amount per share			$ 0.38	$ 0.31
Common Stock [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share		$ 0.32